segment information	12 Months Ended
Dec. 31, 2025
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security and automation); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

We embarked upon the modification of our internal and external reporting processes, systems and internal controls arising from the acquisition, and ongoing integration, of LifeWorks Inc.; commencing with the three-month period ended March 31, 2025, we have transitioned to our new segmented reporting structure and have restated comparative amounts on a comparable basis. The TELUS health segment includes: healthcare services, software and technology solutions (including employee and family assistance programs and benefits administration).

The TELUS digital experience segment, which has the U.S. dollar as its primary functional currency, includes key service lines: digital solutions; artificial intelligence and data solutions; trust, safety and security; and customer experience management. TELUS Corporation’s acquisition of the TELUS International (Cda) Inc. non-controlling interests, as described in Note 28(b), may affect our internal and external reporting processes, systems and internal controls, and thus our segmented reporting structure, in future periods.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliation thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	TELUS technology solutions								TELUS digital
	Mobile		Fixed		Segment total		TELUS health		experience		Eliminations		Total
Years ended December 31 (millions)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
				(restated*)		(restated*)						(restated*)
Operating revenues
External revenues
Service	$7,080	$7,099	$6,035	$5,989	$13,115	$13,088	$2,036	$1,768	$2,861	$2,732	$—	$—	$18,012	$17,588
Equipment	2,051	2,256	278	284	2,329	2,540	5	11	—	—	—	—	2,334	2,551
Revenues arising from contracts with customers	$9,131	$9,355	$6,313	$6,273	15,444	15,628	2,041	1,779	2,861	2,732	—	—	20,346	20,139
Other income (Note 7)					147	161	12	3	1	83	—	—	160	247
					15,591	15,789	2,053	1,782	2,862	2,815	—	—	20,506	20,386
Intersegment					23	20	7	8	1,020	909	(1,050)	(937)	—	—
					$15,614	$15,809	$2,060	$1,790	$3,882	$3,724	$(1,050)	$(937)	$20,506	$20,386
EBITDA [1]					$6,336	$6,073	$322	$219	$343	$598	$(79)	$(50)	$6,922	$6,840
Restructuring and other costs included in EBITDA (Note 16)					239	361	32	71	161	61	—	—	432	493
Adjusted EBITDA [1]					$6,575	$6,434	$354	$290	$504	$659	$(79)	$(50)	$7,354	$7,333
Capital expenditures [2]					$2,225	$2,331	$243	$209	$171	$143	$(73)	$(48)	$2,566	$2,635
Adjusted EBITDA less capital expenditures [1]					$4,350	$4,103	$111	$81	$333	$516	$(6)	$(2)	$4,788	$4,698
Operating revenues - external, other income and intersegment (above)					$15,614	$15,809	$2,060	$1,790	$3,882	$3,724	$(1,050)	$(937)	$20,506	$20,386
Goods and services purchased					7,058	7,110	759	718	801	693	(912)	(882)	7,706	7,639
Employee benefits expense					2,220	2,626	979	853	2,738	2,433	(59)	(5)	5,878	5,907
EBITDA (above)					6,336	6,073	322	219	343	598	(79)	(50)	6,922	6,840
Depreciation					2,150	2,238	62	78	242	197	—	—	2,454	2,513
Amortization of intangible assets					943	917	398	359	264	247	—	—	1,605	1,523
Impairment of goodwill					—	—	—	—	500	—	—	—	500	—
Operating income (loss)					$3,243	$2,918	$(138)	$(218)	$(663)	$154	$(79)	$(50)	2,363	2,804

											Financing costs		1,161	1,576
											Income before income taxes		$1,202	$1,228

*

As required by IFRS Accounting Standards, comparative amounts have been restated to conform with the reportable segments presented in the current period. TELUS health results in the current-year presentation were previously included in the “Fixed” and “Segment total” results of TELUS technology solutions.

1

Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers (including those previously disclosed by TELUS Digital Experience); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.

2

See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.

TELUS technology solutions capital expenditures include real estate development amounts of $92 (2024 – $193).

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location in which the goods and/or services are provided; for the year ended December 31, 2025, we attributed approximately $4.0 billion (2024 – $3.7 billion) of our revenues to countries other than Canada (our country of domicile). We do not have significant amounts of property, plant and equipment located outside of Canada. As at December 31, 2025, on a historical cost basis, we had intangible assets and goodwill of approximately $3.1 billion (2024 – $3.2 billion) and approximately $4.1 billion (2024 – $4.2 billion), respectively, located outside of Canada.